Description Of Business, Recent Developments and Summary Of Significant Accounting Policies - Foreign Currency Translation and Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Foreign currency transaction losses	$ (7)	$ (4)	$ (4)